Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.6%
2,541	iShares Russell 2000 ETF	$555,844	1.0
7,399	Vanguard S&P 500 ETF	2,918,165	5.1
18,686	Vanguard Value ETF	2,529,524	4.5

	Total Exchange-Traded Funds
	(Cost $5,226,570)	6,003,533	10.6

MUTUAL FUNDS: 89.4%
	Affiliated Investment Companies: 89.4%
285,264	Voya High Yield Bond Fund - Class R6	2,304,931	4.1
778,153	Voya Intermediate Bond Fund - Class R6	8,038,319	14.3
17,589	Voya Large-Cap Growth Fund - Class R6	1,108,824	2.0
155,871	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,258,576	4.0
322,872	Voya Multi-Manager International Equity Fund - Class I	4,462,090	7.9
559,628	Voya Multi-Manager International Factors Fund - Class I	6,150,310	10.9
122,075	Voya Multi-Manager Mid Cap Value Fund - Class I	1,396,538	2.5
78,392	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,127,277	2.0
315,178	Voya U.S. Stock Index Portfolio - Class I	6,275,203	11.1
460,212	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,181,991	9.2
65,125	VY® Columbia Contrarian Core Portfolio - Class I	1,394,331	2.5
55,172	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,115,571	2.0
179,776	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,644,954	10.0
96,995	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,386,058	2.5
21,913	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,489,966	4.4

	Total Mutual Funds
	(Cost $46,546,686)	50,334,939	89.4

	Total Investments in Securities (Cost $51,773,256)	$56,338,472	100.0
	Liabilities in Excess of Other Assets	(21,634)	–
	Net Assets	$56,316,838	100.0

(1)	Non-income producing security.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,003,533	$–	$–	$6,003,533
Mutual Funds	50,334,939	–	–	50,334,939
Total Investments, at fair value	$56,338,472	$–	$–	$56,338,472

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$2,135,880	$589,539	$(374,262)	$(46,226)	$2,304,931	$86,767	$55,628	$-
Voya Intermediate Bond Fund - Class R6	6,897,950	2,799,099	(1,455,863)	(202,867)	8,038,319	153,023	6,358	-
Voya Large-Cap Growth Fund - Class R6	1,649,606	248,715	(753,888)	(35,609)	1,108,824	-	253,287	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,772,956	569,039	(896,142)	(187,277)	2,258,576	-	214,200	-
Voya Multi-Manager International Equity Fund - Class I	4,935,066	853,761	(1,211,734)	(115,003)	4,462,090	-	358,124	-
Voya Multi-Manager International Factors Fund - Class I	5,463,458	1,494,937	(1,010,485)	202,400	6,150,310	-	211,129	-
Voya Multi-Manager Mid Cap Value Fund - Class I	822,578	729,550	(254,026)	98,436	1,396,538	-	45,355	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,106,541	721,173	(691,391)	(9,046)	1,127,277	13,853	163,835	-
Voya U.S. Stock Index Portfolio - Class I	6,505,117	1,889,358	(1,865,088)	(254,184)	6,275,203	-	647,378	617,071
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,702,916	2,702,506	(758,302)	(465,129)	5,181,991	83,150	123,451	330,988
VY® Columbia Contrarian Core Portfolio - Class I	1,358,557	354,077	(254,817)	(63,486)	1,394,331	8,326	107,911	147,695
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,691,147	488,554	(874,966)	(189,164)	1,115,571	4,357	354,350	55,153
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,357,782	1,648,176	(1,104,490)	(256,514)	5,644,954	4,437	239,496	675,872
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	832,461	960,578	(205,495)	(201,486)	1,386,058	94	78,463	210,251
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,896,749	1,098,786	(419,261)	(86,308)	2,489,966	-	151,548	198,709
	$47,128,764	$17,147,848	$(12,130,210)	$(1,811,463)	$50,334,939	$354,007	$3,010,513	$2,235,739

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $53,059,005.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,531,544
Gross Unrealized Depreciation	(252,077)
Net Unrealized Appreciation	$3,279,467